Supplemental Oil And Gas Disclosure (Unaudited) (Details 6)	12 Months Ended
Mar. 31, 2015 USD ($)
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Beginning of the period	$ 0
Purchase of reserves	2,000
Changes in costs and prices	0
Extension and discoveries	0
Sales of oil and natural gas produced during the period, net of production costs	0
Timing and other considerations	0
End of period	$ 2,810